Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Lease

Note 15 — Lease

The Company follows ASC 842 Leases. The Company has entered into lease agreements for vehicles, offices and warehouses space in California, Pennsylvania and Texas. $356,489 and $470,716 of operating lease right-of-use assets and $455,326 and $467,982 of operating lease liabilities were reflected on the March 31,2025 and December 31, 2024 financial statements, respectively.

On May 15, 2021, Hydroman entered into a lease agreement of the warehouse in California. The lease term was from May 16, 2021 to May 15, 2022. The lease payments are $22,375 per month. On May 16, 2022, Hydroman extended the lease of the warehouse in California. The new leasing term was from June 16, 2022 to June 15, 2025 and an extra month from May 16, 2022 to June 15, 2022 free of charge. The lease payments are $29,088 per month for the period commencing June 16, 2022 and ending June 15, 2023, $29,960 per month for the period commencing June 16, 2023 and ending June 15, 2024, $30,859 per month for the period commencing June 16, 2024 and ending June 15, 2025.

On May 28, 2023, Visiontech entered into a lease agreement for a vehicle. The leasing term began on May 28, 2023 and will terminate on April 28, 2025 with a first installment of $15,000 and then continuously monthly payment of $1,550.

On April 11, 2024, the Company entered into a lease agreement for an office located in California. The lease term was from May 1, 2024 to April 30, 2027. The lease payments are $8,528 per month for the period commencing May 1, 2024 and ending April 30, 2025, $8,784 per month for the period commencing May 1, 2025 and ending April 30, 2026, $9,047 per month for the period commencing May 1, 2026 and ending April 30, 2027.

On July 20, 2024, Visiontech entered into a lease agreement for another vehicle. The leasing term began on September 3, 2024 and will terminate on August 3, 2028 with a first installment of $16,100 and then continuously monthly payment of $2,403.

Lease cost	March 31, 2025	March 31, 2024
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$121,945	$63,133
Other information
Cash paid for amounts included in the measurement of lease liabilities	26,487	34,845
Weighted average remaining term in years	1.92	1.20
Average discount rate – operating leases	6.98%	6.84%

The supplemental balance sheet information related to leases for the period is as follows:

	As of March 31, 2025	As of December 31, 2024
Operating leases
Right of use asset	356,489	470,716
Lease Liability – current portion	279,689	262,380
Lease Liability – net of current portion	175,637	205,602
Total operating lease liabilities	$455,326	$467,982

Maturities of the Company’s lease liabilities are as follows:

Twelve months ended March 31,	Operating Lease
2026	$297,686
2027	137,135
2028	37,881
2029	12,014
Less: Imputed interest/present value discount	(29,390)
Present value of lease liabilities	$455,326

Note 16 — Lease

The Company follows ASC 842 Leases. The Company has entered into lease agreements for vehicles, offices and warehouses space in California, Pennsylvania and Texas. $470,716 and $503,089 of operating lease right-of-use assets and $467,982 and $517,356 of operating lease liabilities were reflected on the December 31, 2024 and 2023 financial statements, respectively.

On January 28, 2021, Hydroman entered into a lease agreement of the warehouse in Texas. The lease term was from February 1, 2021 to February 29, 2024 and the month from February 1, 2021 to February 28, 2021 was free of charge. The lease payments are $6,750 per month for the period commencing March 1, 2021 and ending February 28, 2022, $6,920 per month for the period commencing March 1, 2022 and ending February 28, 2023, $7,100 per month for the period commencing March 1, 2023 and ending February 29, 2024. The lease was terminated in May 2023.

On April 14, 2021, Hydroman entered into a lease agreement of the warehouse in Pennsylvania. The lease term was from May 1, 2021 to April 30, 2024 and the month from May 1, 2021 to May 31, 2021 was free of charge. The lease payments are $6,300 per month for the period commencing June 1, 2021 and ending May 31, 2022, $6,452 per month for the period commencing June 1, 2022 and ending May 31, 2023, $6,609 per month for the period commencing June 1, 2023 and ending May 31, 2024. The lease was terminated on March 2023.

On May 15, 2021, Hydroman entered into a lease agreement of the warehouse in California. The lease term was from May 16, 2021 to May 15, 2022. The lease payments are $22,375 per month. On May 15, 2021, Hydroman entered into a sublease agreement of this warehouse with McLovin’s Pet Food Inc.. The sublease term was from May 16, 2021 to May 15, 2022. The payments of the sublease are $2,885 per month. On May 16, 2022, Hydroman extended the lease of the warehouse in California. The new leasing term was from June 16, 2022 to June 15, 2025 and an extra month from May 16, 2022 to June 15, 2022 free of charge. The lease payments are $29,088 per month for the period commencing June 16, 2022 and ending June 15, 2023, $29,960 per month for the period commencing June 16, 2023 and ending June 15, 2024, $30,859 per month for the period commencing June 16, 2024 and ending June 15, 2025. The corresponding sublease with McLovin’s Pet Food Inc. was also extended from May 16, 2022 to May 15, 2025. The payments of the sublease are $3,751 per month for the period commencing May 16, 2022 and ending May 15, 2023, $3,863 per month for the period commencing May16, 2023 and ending May 15, 2024, $3,979 per month for the period commencing May 16, 2024 and ending May 15, 2025. The sublease was terminated in January 2023.

On September 1, 2022, Photon Technology Ltd entered into a year-to-year lease agreement for an office located in Canada. The term of the lease commenced on September 1, 2022. The monthly payment was CAD 3,500 (USD $2,690). The lease was terminated in March 2023.

On September 21, 2022, NMI entered into a month-to-month lease agreement for an office located in California. The term of the lease commenced on September 21, 2022. The monthly payment was $2,333. The lease was terminated in December 2023.

On May 28, 2023, Visiontech entered into a lease agreement for a vehicle. The leasing term began on May 28, 2023 and will terminate on April 28, 2025 with a first installment of $15,000 and then continuously monthly payment of $1,550.

On April 11, 2024, the Company entered into a lease agreement for an office located in California. The lease term was from May 1, 2024 to April 30, 2027. The lease payments are $8,528 per month for the period commencing May 1, 2024 and ending April 30, 2025, $8,784 per month for the period commencing May 1, 2025 and ending April 30, 2026, $9,047 per month for the period commencing May 1, 2026 and ending April 30, 2027.

On July 20, 2024, Visiontech entered into a lease agreement for another vehicle. The leasing term began on September 3, 2024 and will terminate on August 3, 2028 with a first installment of $16,100 and then continuously monthly payment of $2,403.

Lease cost	December 31, 2024	December 31, 2023
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$409,453	$414,370
Other information
Cash paid for amounts included in the measurement of lease liabilities	426,454	442,252
Weighted average remaining term in years	2.04	1.45
Average discount rate – operating leases	7.14%	6.81%

The supplemental balance sheet information related to leases for the period is as follows:

	As of December 31, 2024	As of December 31, 2023
Operating leases
Right of use asset	470,716	503,089
Lease Liability – current portion	262,380	359,459
Lease Liability – net of current portion	205,602	157,897
Total operating lease liabilities	$467,982	$517,356

Maturities of the Company’s lease liabilities are as follows:

Twelve months ended September 30,	Operating Lease
2025	$286,176
2026	136,344
2027	65,022
Thereafter	19,223
Less: Imputed interest/present value discount	(38,783)
Present value of lease liabilities	$467,982